SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No. [   ]

[X] Post-Effective Amendment No. [ 1 ] (File No. 333-112409)

(Check Appropriate Box or Boxes)

                            AXP Partners Series, Inc.
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               (Exact Name of Registrant as Specified in Charter)

                                 (612) 330-9283
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                        (Area Code and Telephone Number)

       901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268
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 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                  Leslie L. Ogg - 901 Marquette Avenue South,
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                     (Name and Address of Agent For Service)

        Suite 2810,                     Minneapolis       MN          55402-3268
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     (Number and Street)                 (City)         (State)       (Zip Code)

Approximate Date of Proposed Public Offering:

It  is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Part A is incorporated by reference to Registrant's  Pre-Effective Amendment
No. 1 to Registration Statement No. 333-112409 filed on or about March 25, 2004.

Part B is incorporated by reference to Registrant's  Pre-Effective Amendment
No. 1 to Registration Statement No. 333-112409 filed on or about March 25, 2004.

PART C. OTHER INFORMATION


Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1)(a) Articles of Incorporation filed electronically as Exhibit (a) on March 29, 2001 to Registration Statement is incorporated by reference.

(1)(b) Articles of Amendment to the Articles of Incorporation dated November 14, 2002, filed electronically as Exhibit (a)(2) to Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(2) By-laws filed electronically as Exhibit (b) on March 29, 2001 to Registration Statement is incorporated by reference.

(3)       Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herein as Exhibit A of this Registration Statement.

(5)       Not applicable.

(6)(a) Investment Management Services Agreement, between Registrant on behalf of AXP Partners Fundamental Value Fund, AXP Partners Select Value Fund, AXP Partners Small Cap Core Fund, AXP Partners Small Cap Value Fund and AXP Partners Value Fund and American Express Financial Corporation dated Dec. 1, 2002, filed electronically as Exhibit (d)(1) to Post-Effective Amendment No. 6 to Registration Statement No. 333-57852, filed on or about March 5, 2003, is incorporated by reference.

(6)(b)    Subadvisory  Agreement  between American Express Financial
          Corporation and GAMCO Investors, Inc. dated February 28, 2002 filed electronically as Exhibit (d)(7) on Feb. 28, 2002 to Post-Effective Amendment No. 3 is incorporated by reference.

(6)(c) Restated Amendment Number Two to Subadvisory Agreement between American Express Financial Corporation and GAMCO Investors, Inc., dated July 10, 2003, filed electronically as Exhibit (d)(9) to Post-Effective Amendment No. 9 is incorporated by reference.

(7) Distribution Agreement between Registrant on behalf of AXP Partners Select Value Fund and AXP Partners Small Cap Core Fund, and American Express Financial Corporation dated Jan. 10, 2002 filed electronically as Exhibit (e)(2) on Feb. 28, 2002 to Post-Effective Amendment No. 3 is incorporated by reference.

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement between Registrant on behalf of AXP Partners Select Value Fund and AXP Partners Small Cap Core Fund, and American Express Trust Company dated Jan. 10, 2002 filed electronically as Exhibit (g)(2) on Feb. 28, 2002 to Post-Effective Amendment No. 3 is incorporated by reference.

(9)(b) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit
          (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(9)(c) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(d) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(e) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(f) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(10)(a) Plan and Agreement of Distribution between Registrant on behalf of AXP Partners Select Value Fund and AXP Partners Small Cap Core Fund, and American Express Financial Advisors Inc. dated Jan. 10, 2002 filed electronically as Exhibit (m)(3) on Feb. 28, 2002 to Post-Effective Amendment No. 3 is incorporated by reference.

(10)(b) Plan and Agreement of Distribution for Class C Shares between Registrant on behalf of AXP Partners Select Value Fund and AXP Partners Small Cap Core Fund, and American Express Financial Advisors Inc. dated Jan. 10, 2002 filed electronically as Exhibit (m)(4) on Feb. 28, 2002 to Post-Effective Amendment No. 3 is incorporated by reference.

(10)(c) Rule 18f-3 Plan is filed electronically as Exhibit (n) on March 29, 2001 to Registration Statement is incorporated by reference.

(11) Opinion and consent of counsel as to the legality of the securities being registered filed as Exhibit (11) to Registration Statement No. 333-112409 filed on or about Feb. 2, 2004 is incorporated by reference.

(12) Tax opinion for the merger of AXP Progressive Fund into AXP Partners Select Value Fund is filed electronically herewith.

(13)(a) Administrative Services Agreement between Registrant on behalf of AXP Partners Select Value Fund and AXP Partners Small Cap Core Fund, and American Express Financial Corporation dated Jan. 10, 2002 filed electronically as Exhibit (h)(5) on Feb. 28, 2002 to Post-Effective Amendment No. 3 is incorporated by reference.

(13)(b) Amendment to Administrative Services Agreement between American Express Financial Corporation and AXP Partners Series, Inc. on behalf of its underlying series AXP Partners Select Value Fund and AXP
          Partners   Small  Cap  Core  Fund,   dated  June  3,  2002,  filed
          electronically as Exhibit (h)(4) on December 12, 2003 to Post-Effective Amendment No. 9 is incorporated by reference.

(13)(c) License Agreement, dated June 17, 1999, between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(13)(d) Class Y Shareholder Service Agreement between Registrant on behalf of AXP Partners Select Value Fund and AXP Partners Small Cap Core Fund, and American Express Financial Advisors Inc. dated Jan. 10, 2002 filed electronically as Exhibit (h)(6) on Feb. 28, 2002 to Post-Effective Amendment No. 3 is incorporated by reference.

(13)(e) Transfer Agency Agreement between Registrant on behalf of AXP Partners Fundamental Value Fund, AXP Partners Value Fund, AXP Partners Small Cap Value Fund, AXP Partners Select Value Fund, AXP Partners Small Cap Core Fund, AXP Partners Aggressive Growth Fund and AXP Partners Growth Fund and American Express Client Service Corporation dated May 1, 2003, filed electronically as Exhibit (h)(9) to Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(13)(f) Class I Shares Transfer Agency Agreement between the American Express Funds and American Express Client Service Corporation dated Nov. 13, 2003 filed electronically on or about Nov. 25, 2003 as Exhibit (h)(9), is incorporated by reference to AXP Stock Series, Inc. Post-Effective No. 105 to Registration Statement No. 2-11358.

(14)(a) Independent Auditors' Consent for AXP Progressive Series, Inc. filed electronically on or about March 25, 2004, as Exhibit (14)(a) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112409 is incorporated by reference.

(14)(b) Independent Auditors' Consent for AXP Partners Series, Inc. filed electronically on or about March 25, 2004, as Exhibit (14)(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112409 is incorporated by reference.

(15)      Financial Statements: Not applicable.

(16)(a) Directors'/Trustees' Power of Attorney to sign amendments to this Registration Statement, dated July 7, 2004, is filed electronically herewith.

(16)(b) Officers' Power of Attorney to sign amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) on July 26, 2002 to Post-Effective Amendment No. 4 is incorporated by reference.

(16)(c) Officers' Power of Attorney to sign amendments to this Registration Statement, dated Sept. 17, 2002, filed electronically as Exhibit
          (q)(3) to Post-Effective Amendment No. 5 to Registration Statement No. 333-57852, filed on or about Dec. 20, 2002 is incorporated by reference.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated January 2, 2004, filed electronically on or about January 12, 2004 as Exhibit (p)(2) to AXP Discovery Series, Inc.'s Post-Effective Amendment No. 47 to Registration Statement No. 2-72174, is incorporated by reference.

(17)(c) Code of Ethics adopted under Rule 17j-1 by AXP Partners Select Value Fund and GAMCO Investors, Inc. filed electronically as Exhibit (p)(7) to Registration Statement No. 333-57852 filed on or about
          November 30, 2001 is incorporated herein by reference.

(17)(d) Prospectus, dated July 30, 2003, for AXP Partners Select Value Fund filed as Exhibit (17)(d) to Registration Statement No. 333-112409 filed on or about Feb. 2, 2004 is incorporated by reference.

(17)(e) Statement of Additional Information, dated July 30, 2003, for AXP Partners Select Value Fund filed as Exhibit (17)(e) to Registration
          Statement  No.   333-112409   filed  on  or  about  Feb.  2,  2004  is
          incorporated by reference.

(17)(f) Annual Report, dated July 30, 2003 for the period ended May 31, 2003, for AXP Partners Select Value Fund filed electronically on or about March 25, 2004, as Exhibit (17)(f) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112409 is incorporated by reference.

(17)(g) Semiannual Report, dated Nov. 30, 2003 for the same period ended, for AXP Partners Select Value Fund filed electronically on or about March 25, 2004, as Exhibit (17)(g) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112409 is incorporated by reference.

(17)(h) Prospectus, dated Nov. 28, 2003, for AXP Progressive Fund filed as Exhibit (17)(h) to Registration Statement No. 333-112409 filed on or about Feb. 2, 2004 is incorporated by reference.

(17)(i) Statement of Additional Information, dated Nov. 28, 2003, for AXP Progressive Fund filed as Exhibit (17)(i) to Registration Statement No. 333-112409 filed on or about Feb. 2, 2004 is incorporated by reference.

(17)(j) Annual Report, dated Nov. 28, 2003 for the period ended Sept. 30, 2003, for AXP Progressive Fund filed electronically on or about March 25, 2004, as Exhibit (17)(j) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112409 is incorporated by reference.

(17)(k) Prospectus Supplement, dated Jan. 20, 2004, for AXP Partners Select Value Fund and AXP Progressive Fund filed as Exhibit (17)(k) to Registration Statement No. 333-112409 filed on or about Feb. 2, 2004 is incorporated by reference.

(17)(l) Prospectus Supplement, dated Sept. 4, 2003 for AXP Partners Select Value Fund filed as Exhibit (17)(l) to Registration Statement No. 333-112409 filed on or about Feb. 2, 2004 is incorporated by reference.

Item 17.  Undertakings.

          None.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant, AXP Partners Series, Inc. certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to this Registration Statement to be signed on behalf of the Registrant, in the city of Minneapolis, and State of Minnesota on the 9th day of August, 2004.

AXP PARTNERS SERIES, INC.



By     /s/ Paula R. Meyer
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           Paula R. Meyer, President




By     /s/ Jeffrey P. Fox
       ------------------
           Jeffrey P. Fox, Treasurer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 9th day of August, 2004.

Signature                                            Capacity

/s/  Arne H. Carlson*                                Chair of the Board
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     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
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     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
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     Livio D. DeSimone

/s/  Anne P. Jones*                                  Director
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     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
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     Stephen R. Lewis, Jr.

/s/  Alan K. Simpson*                                Director
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     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
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     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
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     William F. Truscott


* Signed pursuant to Directors' Power of Attorney dated July 7, 2004, filed electronically herewith as Exhibit (16)(a) to this Amendment to the Registration Statement, by:



/s/  Leslie L. Ogg
---------------------
     Leslie L. Ogg